OPERATING LEASE (Tables)	9 Months Ended
Apr. 30, 2023
Operating Lease
SCHEDULE OF OPERATING LEASE

	Balance Sheet Classification	April 30, 2023
Asset
Operating lease asset	Right of use asset	$210,454
Total lease asset		$210,454

Liability
Operating lease liability – current portion	Current operating lease liability	$37,618
Operating lease liability – noncurrent portion	Long-term operating lease liability	173,084
Total lease liability		$210,702

SCHEDULE OF LEASE OBLIGATIONS

Lease obligations at April 30, 2023 consisted of the following:

For the year ended July 31, 2023:
2023	$12,186
2024	49,598
2025	51,090
2026	52,630
2027	54,211
Thereafter	22,865
Total payments	242,580
Amount representing interest	(31,878)
Lease obligation, net	210,702
Less current portion	(37,618)
Lease obligation – long term	$173,084